Income Tax - Schedule of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Valuation Allowance Of Deferred Tax Asset [Abstract]
Balance at beginning of the year	$ 17,462,079	$ 17,604,415	$ 10,497,506
Additions of valuation allowance	837,125	(368,665)	7,451,427
Effect of disposal of interest in a VIE and its subsidiaries	(6,534,338)
Foreign currency translation adjustments	798,698	226,329	(344,518)
Balance at end of the year	$ 12,563,564	$ 17,462,079	$ 17,604,415